UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10637

        Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	April 30, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.4% (4.3% of Total Investments)
$ 2,025	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,064,690
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 11.9% (8.0% of Total Investments)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	AA–	2,149,080
	Series 2002B, 5.500%, 10/01/22
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	1,212,851
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa1	502,435
	2005, 5.000%, 12/01/24

3,625	Total Education and Civic Organizations			3,864,366

	Health Care – 18.5% (12.5% of Total Investments)
530	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	No Opt. Call	Baa1	532,830
	Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08
1,750	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	1,826,177
	Series 2002A, 5.500%, 8/15/22
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	AA	1,067,980
	9/01/12
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%,	5/14 at 100.00	AA	508,575
	5/01/30
1,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	A–	1,016,170
	Bonds, Series 1998, 5.375%, 11/01/29
1,000	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	1,073,590
	Obligated Group, Series 2000B, 6.375%, 11/15/30

5,780	Total Health Care			6,025,322

	Housing/Single Family – 2.9% (1.9% of Total Investments)
220	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	221,465
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
655	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	664,720
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,769
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16

920	Total Housing/Single Family			931,954

	Long-Term Care – 1.6% (1.0% of Total Investments)
500	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 102.00	BBB	516,000
	1999A, 5.750%, 10/01/19

	Tax Obligation/General – 41.8% (28.1% of Total Investments)
2,000	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, Unlimited Tax	12/08 at 102.00	AAA	2,097,800
	General Obligation School Improvement Bonds, Series 1998, 5.300%, 12/01/25 – FGIC Insured
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	313,515
1,475	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aaa	1,624,845
	5.750%, 12/01/21 – FGIC Insured
2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa2	2,137,740
	12/01/28
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	1,039,010
	5.000%, 12/01/22 – MBIA Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	Aaa	1,321,321
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	521,060
	2006, 5.000%, 12/01/25 – FSA Insured
1,190	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	1,248,453
	5.125%, 12/01/29 – FSA Insured
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%,	9/11 at 100.00	AA+	1,035,440
	9/15/20
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	1,065,010
	Bonds, Series 2004A, 5.250%, 12/01/21 – FGIC Insured
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AA+	1,181,076

12,865	Total Tax Obligation/General			13,585,270

	Tax Obligation/Limited – 21.3% (14.3% of Total Investments)
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A	1,015,350
	2003, 5.000%, 11/01/30
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,341,725
	Series 2002A, 5.500%, 4/01/18 – FSA Insured
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	207,948
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
2,000	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	2,120,320
	5.500%, 12/01/09 – MBIA Insured
2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	2,242,742
	1993L, 5.500%, 7/01/21 – FSA Insured

6,450	Total Tax Obligation/Limited			6,928,085

	Transportation – 9.0% (6.1% of Total Investments)
1,140	Columbus Municipal Airport Authority, Ohio, Airport Improvement Revenue Bonds, Port Columbus	No Opt. Call	AAA	1,207,123
	International Airport Project, Series 1998B, 5.250%, 1/01/11 – AMBAC Insured
1,550	Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AAA	1,724,391

2,690	Total Transportation			2,931,514

	U.S. Guaranteed – 24.7% (16.6% of Total Investments) (4)
1,000	Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16	12/06 at 101.00	AAA	1,020,900
	(Pre-refunded 12/01/06) – MBIA Insured
1,500	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan	12/11 at 100.00	AAA	1,609,215
	Sewer District of Greater Cincinnati, Series 2001A, 5.250%, 12/01/18 (Pre-refunded 12/01/11) –
	MBIA Insured
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	AA– (4)	1,086,060
1,425	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	1,587,806
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,000	Ohio State University, General Receipts Bonds, Series 1999A, 5.800%, 12/01/29 (Pre-refunded	12/09 at 101.00	AA (4)	1,077,210
	12/01/09)
1,535	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	1,646,763
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGIC Insured

7,460	Total U.S. Guaranteed			8,027,954

	Utilities – 4.9% (3.3% of Total Investments)
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	1,588,980
	Series 2002, 5.250%, 2/15/17 – MBIA Insured

	Water and Sewer – 4.8% (3.2% of Total Investments)
1,500	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	1,557,525
	5.000%, 12/01/21 – FSA Insured

$ 45,315	Total Long-Term Investments (cost $46,061,859) – 147.8%			48,021,660

	Short-Term Investments – 1.1% (0.7% of Total Investments)
350	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	350,000
	Obligations, Series 1985, 3.65%, 12/01/15 – MBIA Insured (5)

$ 350	Total Short-Term Investments (cost $350,000)			350,000

	Total Investments (cost $46,411,859) – 148.9%			48,371,660

	Other Assets Less Liabilities – 1.9%			610,801

	Preferred Shares, at Liquidation Value – (50.8)%			(16,500,000)

	Net Assets Applicable to Common Shares – 100%			$32,482,461

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $46,400,373.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$2,031,283
Depreciation	(59,996)

Net unrealized appreciation (depreciation) of investments	$1,971,287

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 28, 2006

* Print the name and title of each signing officer under his or her signature.